Cover	Jul. 23, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 23, 2021
Current Fiscal Year End Date	--12-31
Entity File Number	333-255389
Entity Registrant Name	INTEC PARENT, INC.
Entity Central Index Key	0001857044
Entity Tax Identification Number	86-3158720
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	12 Hartom St.
Entity Address, Address Line Two	Har Hotzvim
Entity Address, City or Town	Jerusalem
Entity Address, Country	IL
Entity Address, Postal Zip Code	9777512
City Area Code	+ 972-2
Local Phone Number	586-4657
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false